Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net loss	$ (716)	$ (1,256)
Items not affecting cash
Depreciation	6	3
Stock-based compensation	17	0
Loss from equity investee	13	48
Interest expense	76	57
Unrealized foreign exchange losses	377	119
Cash flows used in operating activities before change in non-cash operating working capital	(227)	(1,028)
Change in non-cash operating working capital
(Increase) decrease in receivables and prepaid expenses	(20)	85
Increase in other assets	0	(39)
Increase in accounts payable and accruals	56	25
Discontinued operations	0	(205)
Net Cash Used In Operating Activities	(191)	(1,162)
Cash flows from financing activities
Proceeds from issuance of capital stock - private placement	0	5,179
Proceeds from issuance of capital stock - stock options	130	39
Net Cash Provided By Used In Financing Activities	130	5,218
(Decrease) increase in cash and cash equivalents	(61)	4,056
Cash and cash equivalents - beginning of period	7,068	13,391
Effect of exchange rate changes on cash	(368)	103
Cash and cash equivalents - end of period	$ 6,639	$ 17,550